Trade Receivables, Net - Schedule of Trade Receivables, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade Receivables, Net [Abstract]
Accounts receivable	$ 10,224	$ 8,325
Unbilled receivables	243	768
Checks collectible	33	29
Allowance for doubtful debt	(1,722)	(1,225)
Trade receivables, net	$ 8,778	$ 7,897